Income Taxes - Summary of Significant Components Of Deferred Tax Assets (Details) - BETTER THERAPEUTICS OPCO [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Deferred tax assets:
Federal and state new operating loss carryforwards	$ 864
Research and development tax credits	207
Depreciation and amortization	29
Accruals and reserves	1
Gross deferred tax assets	1,101
Valuation Allowance	(85)
Net deferred tax assets	1,016
Deferred Tax Liabilities, Net [Abstract]
Capitalization of internal use software	(1,168)
Net deferred tax liabilities	(1,168)
Net deferred tax liability	$ (152)